Earnings per share	12 Months Ended
Jun. 30, 2026
Earnings per share
Earnings per share

30. Earnings per share

The following is a reconciliation between the weighted average number of ordinary shares outstanding and the diluted weighted average number of ordinary shares considered for the calculation of earnings per share:

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33, by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year, excluding common shares purchased by the Group and held as treasury shares.

	06.30.2026	06.30.2025	06.30.2024
Profit for the year attributable to equity holders of the parent	177,256	128,400	169,867
Weighted average number of common shares outstanding	657	603	592
Basic earnings per share	269.68	212.90	286.74

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares.

	06.30.2026	06.30.2025	06.30.2024
Profit for the year per share attributable to equity holders of the parent	177,256	128,400	169,867
Weighted average number of common shares outstanding	657	662	702
Diluted earnings per share	269.68	193.93	242.06

Below is a reconciliation between the weighted average number of ordinary shares outstanding and the weighted average number of diluted ordinary shares, considered for the calculation of earnings per share:

	06.30.2026	06.30.2025	06.30.2024
Weighted average number of shares outstanding	657	603	592
Concepts that affect dilution (i)	-	59	110
Weighted average number of common shares diluted	657	662	702

   (i) Potential ordinary shares arising from the Group's share-based incentive plans (Note 31) have been included in the calculation of diluted earnings per share; their effect is not significant.